PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Asset-Backed Securities 0.4%
Collateralized Loan Obligations
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.146%(c)	10/20/30	2,561	$2,561,732
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.114(c)	10/20/31	13,995	14,001,778
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.195(c)	10/15/32	24,566	24,580,966
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.184(c)	04/20/33	17,994	18,007,826
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	4.944(c)	01/20/35	20,000	20,000,236
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.158(c)	10/26/31	13,515	13,525,420

Total Asset-Backed Securities (cost $92,613,970)				92,677,958
Commercial Mortgage-Backed Securities 0.2%
BX Trust, Series 2019-OC11, Class E, 144A	4.075(cc)	12/09/41	37,328	34,476,447
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41	7,220	7,621,397

Total Commercial Mortgage-Backed Securities (cost $41,222,230)				42,097,844
Corporate Bonds 78.8%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A	7.500	06/01/29	22,300	22,152,692
Gtd. Notes, 144A	7.750	04/15/28	6,100	6,105,927
Sr. Sec’d. Notes, 144A	7.125	02/15/31	10,550	10,986,020
				39,244,639
Aerospace & Defense 1.4%
ATI, Inc., Sr. Unsec’d. Notes(a)	7.250	08/15/30	7,760	8,188,677
Boeing Co. (The), Sr. Unsec’d. Notes	2.196	02/04/26	13,425	13,382,079
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	39,209	39,328,980
Sr. Unsec’d. Notes, 144A(a)	6.750	06/15/33	25,440	26,897,712
Sr. Unsec’d. Notes, 144A(a)	7.000	06/01/32	12,815	13,502,012
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	13,940	14,846,936
Sr. Unsec’d. Notes, 144A(a)	7.450	05/01/34	11,000	12,272,590
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	19,292	20,115,961
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	5,832	5,832,000
Sr. Unsec’d. Notes, 144A(a)	8.750	11/15/30	21,485	23,163,623
TransDigm, Inc.,
Gtd. Notes(a)	4.625	01/15/29	10,830	10,700,783
Gtd. Notes, 144A	6.375	05/31/33	30,155	30,988,696
Sr. Sec’d. Notes, 144A	6.000	01/15/33	13,660	13,978,736
Sr. Sec’d. Notes, 144A(a)	6.375	03/01/29	34,125	35,191,464
Sr. Sec’d. Notes, 144A	6.625	03/01/32	4,200	4,366,909
Sr. Sec’d. Notes, 144A	6.750	08/15/28	10,000	10,219,550
				282,976,708

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250%	02/15/28	17,195	$17,609,220
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A(a)	5.500	04/20/26	1,742	1,744,511
Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	47,500	47,975,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	52,677	52,595,153
Sr. Sec’d. Notes, 144A	4.625	04/15/29	19,924	19,841,912
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	30,185	29,062,722
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	27,065	27,267,988
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	27,149	28,133,151
				224,229,657
Apparel 0.4%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	16,960	16,175,180
Wolverine World Wide, Inc., Gtd. Notes, 144A(a)	4.000	08/15/29	74,903	68,742,619
				84,917,799
Auto Manufacturers 1.3%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	3,825	3,364,003
Sr. Unsec’d. Notes	4.750	01/15/43	12,037	9,691,602
Sr. Unsec’d. Notes	7.400	11/01/46	24,152	26,003,763
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	21,212	20,931,702
Sr. Unsec’d. Notes	5.800	03/08/29	12,500	12,747,406
Sr. Unsec’d. Notes	5.875	11/07/29	5,125	5,245,001
Sr. Unsec’d. Notes	6.800	05/12/28	3,853	4,014,611

JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A(a)	8.750	12/15/31	14,819	15,478,027
New Flyer Holdings, Inc. (Canada), Sec’d. Notes, 144A(a)	9.250	07/01/30	11,500	12,294,075
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	5.625	09/29/28	18,230	18,175,570
Sr. Unsec’d. Notes, 144A, MTN(a)	6.125	09/30/30	26,135	25,907,810
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A(a)	7.500	07/17/30	25,024	26,083,516
Sr. Unsec’d. Notes, 144A(a)	7.750	07/17/32	38,470	40,412,350

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	55,081	46,411,686
				266,761,122
Auto Parts & Equipment 1.2%
Adient Global Holdings Ltd., Sr. Sec’d. Notes, 144A	7.000	04/15/28	12,375	12,690,686
American Axle & Manufacturing, Inc.,
Gtd. Notes, 144A	7.750	10/15/33	23,140	23,362,304
Sr. Sec’d. Notes, 144A	6.375	10/15/32	13,890	14,001,364
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	6.750	09/15/32	18,490	19,009,939
Sr. Sec’d. Notes, 144A	6.750	05/15/28	2,473	2,536,655
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/30	8,485	8,815,915
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	10,775	10,776,681
Sr. Unsec’d. Notes	5.625	06/15/28	13,274	13,283,665

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes, 144A(a)	7.750%	05/31/32	17,930	$18,979,599
Phinia, Inc.,
Gtd. Notes, 144A	6.625	10/15/32	2,906	3,012,499
Sr. Sec’d. Notes, 144A	6.750	04/15/29	15,040	15,555,275
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	4,630	4,802,972
Sr. Sec’d. Notes, 144A	5.750	08/15/32	5,880	6,040,724

Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	54,835	54,837,698
Titan International, Inc., Sr. Sec’d. Notes(a)	7.000	04/30/28	28,807	28,950,880
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	7.500	03/24/31	14,185	14,043,150
				250,700,006
Banks 1.0%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	20,545	20,753,456
Jr. Sub. Notes(a)	6.625(ff)	05/01/30(oo)	5,850	6,065,336
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	13,910	14,021,489
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	8,210	8,374,716
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	9,917	10,130,157
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	42,635	42,437,736
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	37,139	37,209,496
Sr. Unsec’d. Notes, 144A	12.250	10/01/30	26,375	29,260,814

Goldman Sachs Group, Inc. (The), Jr. Sub. Notes(a)	6.850(ff)	02/10/30(oo)	11,305	11,733,983
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A	4.198(ff)	06/01/32	20,671	19,693,721
Sub. Notes, 144A	4.950(ff)	06/01/42	6,100	5,172,283

Wells Fargo & Co., Jr. Sub. Notes(a)	6.850(ff)	09/15/29(oo)	8,550	8,979,888
				213,833,075
Building Materials 1.5%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000	03/01/30	5,785	5,759,951
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28	21,845	18,271,864
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125	01/15/29	36,232	18,170,050
CP Atlas Buyer, Inc., Sr. Sec’d. Notes, 144A	9.750	07/15/30	8,615	8,710,838
Griffon Corp., Gtd. Notes(a)	5.750	03/01/28	15,195	15,227,277
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	6,785	5,802,901
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Sec’d. Notes, 144A	6.750	04/01/32	7,272	7,442,050
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A(a)	5.500	02/01/30	23,430	22,253,287
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A	6.375	03/01/32	44,160	45,905,493
Sr. Unsec’d. Notes, 144A(a)	6.750	03/01/33	7,051	7,349,414

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A(a)	6.000%	11/01/28	13,829	$13,868,691
Sr. Sec’d. Notes, 144A(a)	8.875	11/15/31	22,910	24,313,693
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A	6.250	08/01/33	19,600	20,113,997
Sr. Unsec’d. Notes, 144A(a)	6.500	08/15/32	16,625	17,159,567
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	13,554	12,431,787
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	52,501	50,938,069
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	9,883	9,849,102
				303,568,031
Chemicals 1.3%
Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	36,370	37,785,188
Sr. Unsec’d. Notes, 144A(a)	3.375	09/01/31	5,380	4,841,872

Celanese US Holdings LLC, Gtd. Notes(a)	6.665	07/15/27	1,398	1,440,258
Chemours Co. (The), Gtd. Notes, 144A(a)	8.000	01/15/33	5,620	5,467,700
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%^(x)	10.000	05/07/29	23,941	20,349,584
Inversion Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.750	08/01/32	15,975	15,622,073
Methanex Corp. (Canada), Sr. Unsec’d. Notes(a)	5.250	12/15/29	1,600	1,595,904
Methanex US Operations, Inc., Gtd. Notes, 144A(a)	6.250	03/15/32	11,258	11,553,177
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.250	05/15/29	2,500	2,437,325
Sr. Unsec’d. Notes, 144A	7.000	12/01/31	2,785	2,959,954
Sr. Unsec’d. Notes, 144A	9.000	02/15/30	8,280	8,842,378
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	20,861	19,996,897
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	27,040	27,098,643
Sr. Sec’d. Notes, 144A	7.250	02/15/33	17,615	17,495,961
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	40,068	38,830,559

SK Invictus Intermediate II Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	24,130	23,756,709
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	12,150	11,314,080
Solstice Advanced Materials, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/30/33	10,020	10,082,619
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	15,971	10,317,467
Sr. Sec’d. Notes, 144A(a)	9.125	09/30/30	3,735	3,520,134
				275,308,482
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	20,890	19,094,713
Commercial Services 4.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	14,179	14,166,508
Allied Universal Holdco LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/31	47,225	49,787,973

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.875%	06/15/30	26,510	$27,399,795
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	29,185	28,645,802
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	47,880	46,891,757
Sr. Sec’d. Notes, 144A	4.625	06/01/28	35,256	34,589,309

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	11,730	10,417,622
AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000	04/15/29	38,902	37,107,230
Gtd. Notes, 144A(a)	6.500	01/15/31	21,705	21,789,015
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A(a)	4.750	04/01/28	28,975	28,200,264
Gtd. Notes, 144A(a)	5.375	03/01/29	475	460,823
Gtd. Notes, 144A(a)	5.750	07/15/27	6,391	6,381,141
Gtd. Notes, 144A	5.750	07/15/27	537	536,495
Block, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	08/15/30	15,710	16,011,582
Sr. Unsec’d. Notes, 144A(a)	6.000	08/15/33	11,620	11,944,683

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31	14,825	15,766,304
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A(a)	4.875	07/01/29	19,046	18,003,269
Sr. Sec’d. Notes, 144A	3.875	07/01/28	750	728,637

DCLI Bidco LLC, Second Mortgage, 144A(a)	7.750	11/15/29	22,872	22,435,257
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	07/15/27	30,560	30,562,778
Gtd. Notes, 144A(a)	6.625	06/15/29	20,200	20,944,076
Gtd. Notes, 144A(a)	7.000	06/15/30	33,213	34,904,087
Gtd. Notes, 144A(a)	7.250	06/15/33	16,100	17,035,082
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	8,116	7,892,300
Sr. Sec’d. Notes, 144A(a)	12.625	07/15/29	6,565	6,568,602

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	92,999	92,209,031
NESCO Holdings II, Inc., Sec’d. Notes, 144A(a)	5.500	04/15/29	26,866	26,601,386
Service Corp. International,
Sr. Unsec’d. Notes(a)	3.375	08/15/30	24,185	22,669,359
Sr. Unsec’d. Notes(a)	5.750	10/15/32	850	869,111

Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes, 144A(a)	6.750	08/15/32	19,240	20,020,659
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32	24,383	22,898,970
Gtd. Notes(a)	3.875	02/15/31	23,280	22,264,574
Gtd. Notes	4.000	07/15/30	2,906	2,807,298
Gtd. Notes	4.875	01/15/28	53,339	53,353,028
Gtd. Notes, 144A	5.375	11/15/33	14,400	14,454,644
Sec’d. Notes	3.875	11/15/27	5,900	5,838,794

Valvoline, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/31	8,560	7,892,596
Veritiv Operating Co., Sr. Sec’d. Notes, 144A(a)	10.500	11/30/30	26,188	28,185,191
VT Topco, Inc., Sr. Sec’d. Notes, 144A(a)	8.500	08/15/30	9,940	10,353,098
WEX, Inc., Gtd. Notes, 144A	6.500	03/15/33	13,452	13,712,964

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A	6.625%	06/15/29	3,575	$3,692,001
Sr. Sec’d. Notes, 144A	6.625	04/15/30	6,309	6,514,023
				863,507,118
Computers 0.7%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A(a)	7.500	06/01/31	24,280	25,377,538
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	76,801	67,112,222
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	10,169	11,003,921
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	17,670	17,540,805
Gtd. Notes, 144A	5.125	04/15/29	23,090	22,892,992

Seagate Data Storage Technology Pte Ltd., Gtd. Notes, 144A	5.875	07/15/30	10,330	10,649,584
				154,577,062
Cosmetics/Personal Care 0.1%
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	10,216	10,476,225
Distribution/Wholesale 0.1%
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A(a)	8.000	06/01/29	8,130	7,994,755
Windsor Holdings III LLC, Sr. Sec’d. Notes, 144A(a)	8.500	06/15/30	21,287	22,442,639
				30,437,394
Diversified Financial Services 5.1%
Azorra Finance Ltd.,
Gtd. Notes, 144A	7.250	01/15/31	12,470	12,984,387
Gtd. Notes, 144A	7.750	04/15/30	16,305	17,173,323
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	05/15/31	9,755	9,958,882
Sub. Notes, 144A(a)	8.375(ff)	06/15/35	16,915	17,276,453
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A	6.625	04/15/31	23,775	23,746,521
Sr. Sec’d. Notes, 144A(a)	8.500	05/15/30	16,410	17,474,533
Sr. Sec’d. Notes, 144A	9.250	04/01/29	3,532	3,730,383

Freedom Funding Center LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 12.000% or PIK 13.000%	12.000	10/01/37	18,514	19,804,493
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A	8.375	04/01/32	7,251	7,616,237
Sr. Unsec’d. Notes, 144A	9.125	05/15/31	4,315	4,622,186
Sr. Unsec’d. Notes, 144A	9.250	02/01/29	10,750	11,327,814
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A(a)	8.000	02/15/27	25,500	26,058,705
Sr. Unsec’d. Notes, 144A(a)	5.875	03/15/30	8,244	8,362,343
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	16,500	17,462,940
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	16,420	15,707,208
Gtd. Notes, 144A(a)	6.875	02/15/31	27,085	25,506,757
Gtd. Notes, 144A	9.250	12/01/28	2,535	2,609,073
Sr. Unsec’d. Notes, 144A	7.375	10/01/30	36,519	35,332,132
Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29	11,225	11,135,200

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Sec’d. Notes, 144A	6.625%	10/15/31	20,925	$20,451,387
Sr. Unsec’d. Notes, 144A	5.000	08/15/28	17,850	16,937,535

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	10,499	9,673,319
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5,885	6,182,777
Sr. Unsec’d. Notes, 144A	6.500	03/26/31	14,787	15,835,264
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	33,921	33,381,423
Sr. Unsec’d. Notes	5.000	03/15/27	46,200	46,137,159
Sr. Unsec’d. Notes(a)	5.500	03/15/29	1,690	1,665,149
Sr. Unsec’d. Notes	6.750	06/15/26	6,172	6,233,348

Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	7,190	7,352,997
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27	6,875	6,784,181
Gtd. Notes	3.875	09/15/28	25,124	24,378,052
Gtd. Notes(a)	4.000	09/15/30	21,489	20,175,153
Gtd. Notes(a)	5.375	11/15/29	27,770	27,666,669
Gtd. Notes	6.125	05/15/30	7,392	7,514,116
Gtd. Notes	6.625	01/15/28	3,159	3,242,399
Gtd. Notes	6.625	05/15/29	16,300	16,862,498
Gtd. Notes(a)	6.750	03/15/32	40,737	41,694,054
Gtd. Notes	7.125	03/15/26	20,091	20,220,651
Gtd. Notes(a)	7.125	09/15/32	4,415	4,578,296
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	54,570	53,362,880
Gtd. Notes, 144A(a)	5.750	09/15/31	10,199	10,275,047
Gtd. Notes, 144A(a)	6.750	02/15/34	11,150	11,505,555
Gtd. Notes, 144A(a)	6.875	05/15/32	31,636	33,085,778
Gtd. Notes, 144A(a)	7.125	11/15/30	2,025	2,129,143
Gtd. Notes, 144A	7.875	12/15/29	7,000	7,467,111

PHH Escrow Issuer LLC/PHH Corp., Sr. Unsec’d. Notes, 144A	9.875	11/01/29	19,210	19,664,561
PRA Group, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/29	13,083	12,100,630
Gtd. Notes, 144A	8.375	02/01/28	7,370	7,525,084
Gtd. Notes, 144A(a)	8.875	01/31/30	27,882	28,896,798
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	72,692	75,463,152
Gtd. Notes, 144A(a)	6.500	08/01/29	10,922	11,340,103
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	40,034	39,373,100
Gtd. Notes, 144A(a)	3.625	03/01/29	19,346	18,698,887
Gtd. Notes, 144A	3.875	03/01/31	67,083	63,568,097
Gtd. Notes, 144A(a)	4.000	10/15/33	29,795	27,613,479

Stonebriar ABF Issuer LLC, Sr. Unsec’d. Notes, 144A(a)	8.125	12/15/30	2,713	2,760,267
UWM Holdings LLC,
Gtd. Notes, 144A(a)	6.250	03/15/31	8,590	8,628,758
Gtd. Notes, 144A(a)	6.625	02/01/30	8,120	8,250,015
				1,066,564,442
Electric 4.3%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	8,635	8,621,147
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	43,590	43,366,742
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	71,606	71,843,994

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	03/15/28		123,973	$124,435,256

Edison International, Jr. Sub. Notes(a)	8.125(ff)	06/15/53		3,365	3,468,237
Hawaiian Electric Co., Inc., Sr. Unsec’d. Notes, 144A	6.000	10/01/33		5,060	5,115,696
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 1.000% and PIK 12.000%	13.000	06/01/28		10,779	8,806,603
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		31,610	31,685,121
Gtd. Notes, 144A	3.375	02/15/29		21,641	20,715,893
Gtd. Notes, 144A	3.625	02/15/31		22,528	21,100,110
Gtd. Notes, 144A	3.875	02/15/32		22,128	20,704,740
Gtd. Notes, 144A	5.250	06/15/29		21,626	21,737,476
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		53,270	58,181,331
Sr. Unsec’d. Notes, 144A	5.750	01/15/34		4,050	4,077,289
PG&E Corp.,
Jr. Sub. Notes(a)	7.375(ff)	03/15/55		15,025	15,565,430
Sr. Sec’d. Notes(a)	5.000	07/01/28		28,118	27,915,287
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		69,519	70,416,613
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		53,369	54,532,000
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)		28,025	31,145,738
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		27,269	26,906,559
Gtd. Notes, 144A	5.000	07/31/27		121,462	121,833,932
Gtd. Notes, 144A	5.625	02/15/27		57,680	57,730,873

VoltaGrid LLC, Sec’d. Notes, 144A(a)	7.375	11/01/30		57,685	57,530,372
					907,436,439
Electrical Components & Equipment 0.5%
Energizer Gamma Acquisition BV, Gtd. Notes	3.500	06/30/29	EUR	5,555	6,186,077
Energizer Holdings, Inc.,
Gtd. Notes, 144A(a)	4.375	03/31/29		8,072	7,700,600
Gtd. Notes, 144A(a)	4.750	06/15/28		1,425	1,409,078
Gtd. Notes, 144A(a)	6.000	09/15/33		30,762	29,106,945
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		10,720	11,083,532
Gtd. Notes, 144A	6.375	03/15/33		8,060	8,445,816
Gtd. Notes, 144A	6.625	03/15/32		11,180	11,730,199
Gtd. Notes, 144A	7.250	06/15/28		19,182	19,469,506
					95,131,753
Electronics 0.1%
Coherent Corp., Gtd. Notes, 144A(a)	5.000	12/15/29		9,140	9,067,013
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.000	04/15/29		9,150	8,926,008
Sensata Technologies, Inc., Gtd. Notes, 144A(a)	3.750	02/15/31		8,175	7,665,219
					25,658,240
Engineering & Construction 0.2%
AECOM, Gtd. Notes, 144A	6.000	08/01/33		6,839	7,023,748

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.500%	02/01/32	7,540	$7,625,405
TopBuild Corp.,
Gtd. Notes, 144A(a)	3.625	03/15/29	13,983	13,513,877
Gtd. Notes, 144A(a)	4.125	02/15/32	7,350	7,001,484
Gtd. Notes, 144A(a)	5.625	01/31/34	13,625	13,814,778
				48,979,292
Entertainment 3.2%
Brightstar Lottery PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	8,837	8,894,882
Caesars Entertainment, Inc.,
Gtd. Notes, 144A(a)	4.625	10/15/29	84,390	79,946,123
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/32	8,604	8,757,026
Sr. Sec’d. Notes, 144A(a)	7.000	02/15/30	73,700	76,353,453

Churchill Downs, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	04/01/30	10,637	10,722,572
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	14,845	14,314,920
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	16,535	15,963,202

Light & Wonder International, Inc., Gtd. Notes, 144A(a)	6.250	10/01/33	16,935	17,053,783
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	56,254	54,964,857
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	13,575	12,576,469
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	54,299	54,310,541

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31	19,114	9,410,418
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Sec’d. Notes, 144A	6.625	02/01/33	40,715	41,294,078
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Sec’d. Notes, 144A	6.250	10/15/30	14,860	15,098,309
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A(a)	6.625	03/01/30	39,760	35,170,277
Voyager Parent LLC, Sr. Sec’d. Notes, 144A	9.250	07/01/32	65,209	69,093,660
Warnermedia Holdings, Inc., Gtd. Notes(a)	5.141	03/15/52	95,362	71,557,433
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	32,036	32,184,666
Gtd. Notes, 144A(a)	6.250	03/15/33	17,519	17,936,973
Gtd. Notes, 144A(a)	7.125	02/15/31	17,165	18,541,946
				664,145,588
Environmental Control 0.7%
Clean Harbors, Inc., Gtd. Notes, 144A(a)	5.750	10/15/33	10,655	10,900,073
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	18,885	18,501,635
Gtd. Notes, 144A(a)	4.375	08/15/29	41,706	41,040,372
Gtd. Notes, 144A	4.750	06/15/29	9,690	9,674,399
Gtd. Notes, 144A	6.750	01/15/31	6,435	6,740,148

Reworld Holding Corp., Gtd. Notes, 144A	4.875	12/01/29	54,501	51,695,486

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Environmental Control (cont’d.)

Waste Pro USA, Inc., Sr. Unsec’d. Notes, 144A(a)	7.000%	02/01/33		10,095	$10,527,791
Wrangler Holdco Corp. (Canada), Gtd. Notes, 144A	6.625	04/01/32		6,185	6,479,035
					155,558,939
Foods 1.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	4.625	01/15/27		11,776	11,787,183
Gtd. Notes, 144A	5.500	03/31/31		8,060	8,180,966
Gtd. Notes, 144A	5.750	03/31/34		12,965	13,072,659
Gtd. Notes, 144A(a)	5.875	02/15/28		1,681	1,685,402
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		88,900	87,093,823
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		23,225	23,059,357
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	13,465	15,175,701
Sr. Sec’d. Notes	8.125	05/14/30	GBP	14,002	17,376,045
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		2,296	2,228,557
Gtd. Notes, 144A	4.375	01/31/32		6,655	6,364,003
Pilgrim’s Pride Corp.,
Gtd. Notes(a)	3.500	03/01/32		28,852	26,638,222
Gtd. Notes	4.250	04/15/31		27,663	26,885,682
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		41,306	40,218,258
Gtd. Notes, 144A	5.500	12/15/29		12,350	12,389,019
Gtd. Notes, 144A(a)	6.250	10/15/34		5,615	5,713,109
Gtd. Notes, 144A	6.375	03/01/33		48	48,693
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		20,916	19,774,279
					317,690,958
Forest Products & Paper 0.1%
Magnera Corp., Sr. Sec’d. Notes, 144A(a)	7.250	11/15/31		21,300	20,324,811
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		12,042	12,085,751
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/30		10,985	11,651,572
					23,737,323
Healthcare-Products 0.8%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		166,152	161,614,121
Healthcare-Services 4.1%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.750	02/15/31		8,391	7,534,083
Sr. Sec’d. Notes, 144A	5.250	05/15/30		12,600	11,908,726
Sr. Sec’d. Notes, 144A(a)	6.000	01/15/29		8,775	8,821,981
Sr. Sec’d. Notes, 144A	9.750	01/15/34		44,655	47,566,014
DaVita, Inc.,
Gtd. Notes, 144A(a)	3.750	02/15/31		129,662	120,287,552
Gtd. Notes, 144A	4.625	06/01/30		118,590	115,095,623
HCA, Inc.,
Gtd. Notes	7.500	11/06/33		11,800	13,727,169
Gtd. Notes, MTN	7.750	07/15/36		25,990	30,227,572

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
LifePoint Health, Inc.,
Gtd. Notes, 144A	5.375%	01/15/29	72,015	$70,167,586
Sr. Sec’d. Notes, 144A	8.375	02/15/32	16,817	18,083,249
Sr. Sec’d. Notes, 144A	9.875	08/15/30	8,500	9,151,099

Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A(a)	6.500	02/15/31	11,420	11,670,853
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A(x)	5.750	12/31/30	35,661	31,420,762
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%(x)	11.500	12/31/30	21,675	23,239,741

Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	49,508	52,499,896
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29	87,353	85,728,781
Sr. Sec’d. Notes	4.375	01/15/30	127,117	124,547,263
Sr. Sec’d. Notes	4.625	06/15/28	7,143	7,148,410
Sr. Sec’d. Notes, 144A(a)	5.500	11/15/32	16,825	17,095,677
Sr. Unsec’d. Notes(a)	6.875	11/15/31	40,341	43,830,763
				849,752,800
Holding Companies-Diversified 0.3%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31	69,046	71,638,342
Home Builders 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	4.625	08/01/29	31,022	29,549,627
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	22,813	21,627,605
Sr. Unsec’d. Notes, 144A(a)	6.625	01/15/28	11,883	11,903,587
Sr. Unsec’d. Notes, 144A	6.875	08/01/33	24,485	24,632,795
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	43,153	43,173,128
Gtd. Notes(a)	7.250	10/15/29	76,643	78,382,779
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/31	17,850	18,141,848
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A(a)	4.875	02/15/30	73,596	68,327,998
Gtd. Notes, 144A	6.250	09/15/27	16,193	16,188,304
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	21,994	21,096,645

Dream Finders Homes, Inc., Gtd. Notes, 144A	6.875	09/15/30	10,390	10,469,277
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	9.750	05/01/29	25,855	26,286,778
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	41,915	41,749,945
Gtd. Notes, 144A(a)	6.500	03/15/33	33,295	34,306,975
KB Home,
Gtd. Notes(a)	4.000	06/15/31	19,356	18,304,879
Gtd. Notes	4.800	11/15/29	29,269	29,227,085
Gtd. Notes	6.875	06/15/27	12,836	13,101,149
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	5,017	4,816,985
Gtd. Notes	4.950	02/01/28	28,261	28,126,873
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	63,135	61,240,950
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	36,341	36,280,674
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A	8.500	11/01/30	10,645	10,978,998
Sr. Unsec’d. Notes, 144A	9.250	10/01/29	15,005	15,592,217
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	36,510	36,181,195

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Shea Homes LP/Shea Homes Funding Corp., (cont’d.)
Sr. Unsec’d. Notes	4.750%	04/01/29	19,834	$19,500,912

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	23,077	24,315,344
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.750	01/15/28	13,944	14,246,988
Gtd. Notes, 144A(a)	5.750	11/15/32	8,925	9,205,850
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	21,839	21,944,329
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	6,603	6,638,703
Gtd. Notes	5.700	06/15/28	32,042	32,372,121
				827,912,543
Home Furnishings 0.3%
Whirlpool Corp.,
Sr. Unsec’d. Notes(a)	6.125	06/15/30	8,770	8,883,386
Sr. Unsec’d. Notes(a)	6.500	06/15/33	55,425	55,065,901
				63,949,287
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A(a)	4.250	03/15/29	74,769	67,807,555
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A(x)	10.750	06/30/32	52,622	22,627,460
Spectrum Brands, Inc., Gtd. Notes, 144A	3.875	03/15/31	8,115	6,627,131
				97,062,146
Housewares 0.9%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	15,850	15,219,543
Sr. Unsec’d. Notes(a)	6.625	05/15/32	25,449	24,004,228
Sr. Unsec’d. Notes	7.500	04/01/46	15,750	12,967,066
Sr. Unsec’d. Notes, 144A(a)	8.500	06/01/28	7,195	7,504,851
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.000	04/01/31	58,993	55,300,525
Gtd. Notes(a)	4.375	02/01/32	35,525	33,225,219

SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	84,380	29,008,180
				177,229,612
Insurance 0.8%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.250	02/15/29	9,075	8,823,143
Sr. Sec’d. Notes, 144A	7.500	11/06/30	18,931	19,676,716
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	78,275	81,470,476
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	12,634	13,214,666
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	6,113	6,289,238
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	23,716	23,144,933

Broadstreet Partners Group LLC, Sr. Unsec’d. Notes, 144A	5.875	04/15/29	19,491	19,484,590
				172,103,762

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Internet 0.7%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875%	09/15/27	47,650	$46,826,218
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	26,683	26,151,762
Gen Digital, Inc.,
Gtd. Notes, 144A(a)	6.250	04/01/33	16,680	17,177,548
Gtd. Notes, 144A	6.750	09/30/27	11,200	11,400,958

Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A(a)	3.500	03/01/29	17,687	16,957,744
Snap, Inc.,
Gtd. Notes, 144A	6.875	03/01/33	12,029	12,407,335
Gtd. Notes, 144A(a)	6.875	03/15/34	8,220	8,424,196
				139,345,761
Iron/Steel 1.2%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	41,126	41,249,937
Champion Iron Canada, Inc. (Canada), Gtd. Notes, 144A(a)	7.875	07/15/32	13,570	14,286,360
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A(a)	6.750	04/15/30	28,560	29,142,033
Gtd. Notes, 144A(a)	6.875	11/01/29	18,300	18,848,294
Gtd. Notes, 144A(a)	7.000	03/15/32	13,525	13,873,390
Gtd. Notes, 144A(a)	7.375	05/01/33	14,221	14,683,336
Gtd. Notes, 144A(a)	7.500	09/15/31	24,450	25,642,996
Gtd. Notes, 144A(a)	7.625	01/15/34	15,270	15,863,727
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A	5.750	11/15/33	15,070	15,405,501
Sr. Unsec’d. Notes, 144A	6.000	12/15/35	15,070	15,342,636
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	12,430	12,916,510
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	30,534	31,972,457
Sr. Unsec’d. Notes, 144A, MTN(a)	8.000	11/01/27	8,130	8,294,470
Sr. Unsec’d. Notes, 144A, MTN	8.500	05/01/30	3,131	3,248,788
				260,770,435
Leisure Time 1.8%
Amer Sports Co. (Finland), Sr. Sec’d. Notes, 144A(a)	6.750	02/16/31	15,657	16,330,721
Carnival Corp.,
Gtd. Notes, 144A(a)	5.750	03/15/30	26,023	26,670,712
Gtd. Notes, 144A	5.750	08/01/32	28,839	29,562,859
Sr. Sec’d. Notes, 144A	4.000	08/01/28	30,721	30,183,383
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	5,350	5,375,679
Sr. Sec’d. Notes, 144A(a)	7.000	09/15/30	19,390	19,901,103
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	19,626	19,836,391
Sr. Unsec’d. Notes, 144A(a)	6.250	09/15/33	10,070	9,946,441
Sr. Unsec’d. Notes, 144A	6.750	02/01/32	20,980	21,268,475
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	34,580	36,625,753

NCL Finance Ltd., Gtd. Notes, 144A	6.125	03/15/28	20,869	21,326,657
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	11,755	11,671,057
Gtd. Notes, 144A	6.375	11/01/32	16,240	16,656,465

Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A(a)	5.625	09/30/31	21,781	22,227,757
Viking Cruises Ltd.,
Gtd. Notes, 144A	9.125	07/15/31	18,735	20,058,440

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Viking Cruises Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	10/15/33	9,660	$9,816,975
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	14,225	14,262,696

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	30,373	30,351,435
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	16,450	16,448,684
				378,521,683
Lodging 1.4%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	4.750	06/15/31	42,140	41,064,227
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	36,540	33,954,624
Gtd. Notes, 144A	5.750	09/15/33	1,035	1,060,703
Gtd. Notes, 144A	5.875	04/01/29	1,420	1,453,891
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	1,920	1,918,281
Gtd. Notes(a)	4.750	10/15/28	53,292	53,090,069
Gtd. Notes(a)	5.500	04/15/27	41,825	42,106,799
Gtd. Notes(a)	6.125	09/15/29	21,060	21,531,217
Gtd. Notes(a)	6.500	04/15/32	30,795	31,615,146
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	3,662	3,569,498
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	14,965	14,968,292
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	38,710	38,413,869
				284,746,616
Machinery-Construction & Mining 0.2%
Terex Corp.,
Gtd. Notes, 144A	5.000	05/15/29	26,280	26,134,465
Gtd. Notes, 144A(a)	6.250	10/15/32	16,180	16,536,601

Vertiv Group Corp., Sr. Sec’d. Notes, 144A	4.125	11/15/28	3,350	3,321,709
				45,992,775
Machinery-Diversified 0.5%
Chart Industries, Inc.,
Gtd. Notes, 144A	9.500	01/01/31	9,549	10,191,537
Sr. Sec’d. Notes, 144A	7.500	01/01/30	27,175	28,362,776

GrafTech Finance, Inc., Sec’d. Notes, 144A	4.625	12/23/29	44,487	32,985,149
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	35,900	38,204,140
				109,743,602
Media 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	4.500	05/01/32	36,445	32,885,811
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	643	592,377
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30	1,277	1,216,768
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	43,511	43,153,775
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	27,428	27,405,208
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	1,621	1,605,673
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	22,685	22,668,108
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	9,213	5,114,048

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	4.125%	12/01/30	12,965	$7,410,787
Gtd. Notes, 144A	5.375	02/01/28	22,356	16,181,211
Gtd. Notes, 144A	5.500	04/15/27	79,195	68,316,502
Gtd. Notes, 144A	6.500	02/01/29	960	600,690
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	115,940	41,360,337
Sr. Unsec’d. Notes, 144A	5.000	11/15/31	14,570	5,114,207
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	36,442	13,492,122
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	14,847	8,869,613
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	16,644	13,992,654
Gtd. Notes(x)	7.375	07/01/28	9,535	8,885,934
Gtd. Notes(x)	7.750	07/01/26	175,096	171,337,904

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750	11/15/27	31,800	33,233,596
Gray Media, Inc.,
Gtd. Notes, 144A	5.375	11/15/31	14,455	10,874,499
Sec’d. Notes, 144A	9.625	07/15/32	10,695	11,117,513
Sr. Sec’d. Notes, 144A(a)	7.250	08/15/33	9,335	9,389,913

iHeartCommunications, Inc., Sr. Sec’d. Notes, 144A	7.750	08/15/30	29,887	25,589,402
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	1,863	1,798,424
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	65,282	33,569,906
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.125	02/15/33	26,970	28,075,901
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.500	05/01/29	17,932	17,122,534
Sr. Sec’d. Notes, 144A	8.000	08/15/28	12,640	13,056,017
Sr. Sec’d. Notes, 144A(a)	9.375	08/01/32	34,115	36,339,098

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(x)	5.500	05/15/29	41,598	40,852,980
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	24,165	21,724,093
Ziggo Bond Co. BV (Netherlands), Gtd. Notes, 144A(a)	5.125	02/28/30	1,800	1,600,110
				774,547,715
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	16,098	15,849,688
Mining 1.9%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A(a)	8.000	10/01/30	5,210	5,537,301
Unsec’d. Notes, 144A	11.500	10/01/31	23,235	25,580,341

Capstone Copper Corp. (Canada), Gtd. Notes, 144A(a)	6.750	03/31/33	10,635	11,043,490
Century Aluminum Co., Sr. Sec’d. Notes, 144A	6.875	08/01/32	9,990	10,176,067
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	25,647	25,775,235
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	7.250	02/15/34	15,155	15,609,650
Gtd. Notes, 144A	8.000	03/01/33	23,914	25,110,417
Gtd. Notes, 144A(a)	8.625	06/01/31	21,500	22,524,475
Sec’d. Notes, 144A	9.375	03/01/29	28,066	29,630,118

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Hecla Mining Co., Gtd. Notes	7.250%	02/15/28	11,857	$11,907,890
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	65,314	65,334,900
Gtd. Notes, 144A(a)	6.125	04/01/29	41,055	41,611,295

New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.875	04/01/32	22,203	23,562,490
Novelis Corp.,
Gtd. Notes, 144A(a)	3.875	08/15/31	6,859	6,266,028
Gtd. Notes, 144A	4.750	01/30/30	35,450	34,166,466
Gtd. Notes, 144A	6.375	08/15/33	12,800	12,919,508
Gtd. Notes, 144A	6.875	01/30/30	10,020	10,384,350

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	8.250	05/01/30	9,335	9,898,461
				387,038,482
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	28,647	28,236,149
Sr. Unsec’d. Notes, 144A	6.375	03/15/33	7,000	7,243,982

Avient Corp., Sr. Unsec’d. Notes, 144A(a)	6.250	11/01/31	6,985	7,132,847
Axon Enterprise, Inc.,
Sr. Unsec’d. Notes, 144A	6.125	03/15/30	13,950	14,442,403
Sr. Unsec’d. Notes, 144A(a)	6.250	03/15/33	10,885	11,326,634
Entegris, Inc.,
Gtd. Notes, 144A	4.375	04/15/28	13,425	13,304,520
Sr. Sec’d. Notes, 144A	4.750	04/15/29	11,250	11,233,984

Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	16,235	16,883,254
				109,803,773
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	3,240	3,113,835
Zebra Technologies Corp., Gtd. Notes, 144A(a)	6.500	06/01/32	9,030	9,327,867
				12,441,702
Oil & Gas 5.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	26,354	27,534,681
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	6.625	07/15/33	14,885	15,187,568
Gtd. Notes, 144A	9.000	11/01/27	34,723	40,245,343
Sr. Unsec’d. Notes, 144A	6.625	10/15/32	15,150	15,486,092

Baytex Energy Corp. (Canada), Gtd. Notes, 144A(x)	7.375	03/15/32	1,580	1,605,675
Civitas Resources, Inc.,
Gtd. Notes, 144A	5.000	10/15/26	9,000	8,989,247
Gtd. Notes, 144A	8.375	07/01/28	35,195	36,369,313
Gtd. Notes, 144A(a)	8.625	11/01/30	18,255	19,121,078
Gtd. Notes, 144A(a)	8.750	07/01/31	2,257	2,352,165
Gtd. Notes, 144A(a)	9.625	06/15/33	16,980	18,340,457

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/01/32	12,400	12,944,585

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc.,
Gtd. Notes, 144A(a)	5.875%	01/15/30	24,800	$24,110,363
Gtd. Notes, 144A	6.750	03/01/29	32,042	32,119,711
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.375	01/15/33	24,369	23,082,998
Gtd. Notes, 144A(a)	7.625	04/01/32	24,285	23,669,222
Gtd. Notes, 144A(a)	8.375	01/15/34	12,310	12,141,261
Gtd. Notes, 144A(a)	9.250	02/15/28	22,141	22,922,420

Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A(a)	8.500	10/01/30	14,356	15,274,784
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	18,701	18,980,443
Gtd. Notes, 144A	5.875	02/01/29	3,645	3,647,702
Gtd. Notes, 144A	6.750	04/15/29	3,909	3,937,327
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	33,705	33,120,240
Sr. Unsec’d. Notes, 144A	6.000	04/15/30	15,606	15,109,592
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	26,190	24,683,207
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	39,743	39,934,904
Sr. Unsec’d. Notes, 144A	6.250	04/15/32	23,825	22,429,411
Sr. Unsec’d. Notes, 144A	6.875	05/15/34	6,400	6,005,052
Sr. Unsec’d. Notes, 144A(a)	7.250	02/15/35	6,295	5,988,197
Sr. Unsec’d. Notes, 144A	8.375	11/01/33	5,991	6,148,231

Matador Resources Co., Gtd. Notes, 144A	6.500	04/15/32	16,635	16,896,473
Nabors Industries Ltd., Gtd. Notes, 144A	7.500	01/15/28	25,818	25,846,400
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.625	11/15/32	18,210	17,660,434
Gtd. Notes, 144A	8.875	08/15/31	19,260	18,844,633
Gtd. Notes, 144A(a)	9.125	01/31/30	47,570	49,888,476
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	5,730	5,643,784
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	6,876	6,772,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	5,730	5,643,783
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29	1,719	1,693,134

Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30	23,385	24,291,274
Permian Resources Operating LLC,
Gtd. Notes, 144A	6.250	02/01/33	11,800	12,105,589
Gtd. Notes, 144A(a)	7.000	01/15/32	12,525	13,046,190
Gtd. Notes, 144A	8.000	04/15/27	9,200	9,317,499

Precision Drilling Corp. (Canada), Gtd. Notes, 144A	6.875	01/15/29	19,185	19,283,035
Range Resources Corp., Gtd. Notes, 144A(a)	4.750	02/15/30	1,875	1,849,006
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	9,240	9,220,601
Sunoco LP,
Gtd. Notes, 144A	5.625	03/15/31	8,350	8,403,038
Gtd. Notes, 144A	6.250	07/01/33	8,925	9,166,160
Gtd. Notes, 144A	7.000	05/01/29	17,975	18,709,967
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	44,455	43,472,352
Sr. Unsec’d. Notes, 144A(a)	4.625	05/01/30	25,475	24,839,533
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	1,425	1,426,084
Sr. Unsec’d. Notes, 144A	6.625	08/15/32	7,095	7,321,155
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.500	05/15/29	27,108	26,555,957
Gtd. Notes	4.500	04/30/30	29,800	29,010,307
Gtd. Notes	5.875	03/15/28	5,781	5,802,805

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.000%	09/15/28		10,453	$10,773,548
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29		56,545	57,269,342
Gtd. Notes, 144A	8.500	05/15/31		22,305	22,483,663
Sr. Sec’d. Notes, 144A	7.875	10/15/32		6,685	6,977,268
Sr. Sec’d. Notes, 144A	8.750	02/15/30		17,201	17,887,752

Valaris Ltd., Sec’d. Notes, 144A(a)	8.375	04/30/30		11,475	11,972,786
Vital Energy, Inc.,
Gtd. Notes	9.750	10/15/30		7,200	7,495,715
Gtd. Notes, 144A(a)	7.875	04/15/32		13,200	12,807,968
					1,091,859,520
Oil & Gas Services 0.2%
Kodiak Gas Services LLC,
Gtd. Notes, 144A	6.500	10/01/33		7,335	7,481,744
Gtd. Notes, 144A(a)	6.750	10/01/35		5,205	5,347,309

SESI LLC, Sr. Sec’d. Notes, 144A(a)	7.875	09/30/30		8,200	8,160,053
Tidewater, Inc., Gtd. Notes, 144A	9.125	07/15/30		10,410	11,141,330
Weatherford International Ltd., Gtd. Notes, 144A(a)	6.750	10/15/33		15,050	15,396,902
					47,527,338
Packaging & Containers 2.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%	12.000	12/01/30		31,121	27,542,085
Sec’d. Notes, 144A, Cash coupon 4.500% and PIK 7.500%	12.000	12/01/30	EUR	19,375	20,771,139
Sr. Sec’d. Notes, 144A	9.500	12/01/30		28,354	30,494,712
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A	3.250	09/01/28		2,470	2,372,015
Sr. Sec’d. Notes, 144A	6.250	01/30/31		7,270	7,397,225
Sr. Unsec’d. Notes, 144A	4.000	09/01/29		9,800	9,129,092

Ball Corp., Gtd. Notes(a)	5.500	09/15/33		7,105	7,229,364
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30		32,815	32,857,626
Sr. Sec’d. Notes, 144A	6.750	04/15/32		23,725	23,965,136
Sr. Sec’d. Notes, 144A	6.875	01/15/30		2,600	2,643,652

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		14,205	14,204,567
Iris Holding, Inc., Sr. Unsec’d. Notes, 144A	10.000	12/15/28		23,298	20,658,267
LABL, Inc.,
Sr. Sec’d. Notes, 144A(x)	5.875	11/01/28		18,740	12,935,202
Sr. Sec’d. Notes, 144A(x)	8.625	10/01/31		13,264	8,053,789
Sr. Sec’d. Notes, 144A(x)	9.500	11/01/28		7,750	5,386,366
Sr. Unsec’d. Notes, 144A(x)	10.500	07/15/27		45,327	27,722,199

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A(x)	7.875	04/15/30		45,560	43,877,014
OI European Group BV, Gtd. Notes, 144A(a)	4.750	02/15/30		7,550	7,295,489
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.625	05/13/27		980	982,951

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc., (cont’d.)
Gtd. Notes, 144A(a)	7.250%	05/15/31	2,175	$2,205,185

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), Sr. Sec’d. Notes, 144A	9.500	05/15/30	22,250	21,110,800
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	78,953	79,622,784
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	6,675	6,549,282
				415,005,941
Pharmaceuticals 1.7%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A(x)	10.000	04/15/32	30,385	31,465,794
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	58,426	56,382,253
Gtd. Notes, 144A	5.125	03/01/30	37,962	36,900,714
Gtd. Notes, 144A(a)	6.125	08/01/28	23,548	23,756,504
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(x)	5.000	01/30/28	17,024	15,358,883
Gtd. Notes, 144A(x)	5.000	02/15/29	34,581	27,427,056
Gtd. Notes, 144A(x)	5.250	01/30/30	92,271	67,357,830
Gtd. Notes, 144A(x)	5.250	02/15/31	18,167	12,081,055
Gtd. Notes, 144A(x)	6.250	02/15/29	6,653	5,438,162
Gtd. Notes, 144A(x)	7.000	01/15/28	11,113	10,314,253
Sr. Sec’d. Notes, 144A(x)	4.875	06/01/28	26,749	24,249,039
Sr. Sec’d. Notes, 144A(x)	11.000	09/30/28	8,491	8,933,381

Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	40,500	33,951,113
				353,616,037
Pipelines 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	30,897	31,015,542
Gtd. Notes, 144A	5.750	01/15/28	32,178	32,227,460
Gtd. Notes, 144A	6.625	02/01/32	4,080	4,230,806
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	07/15/29	4,290	4,475,052
Sr. Unsec’d. Notes, 144A	7.250	07/15/32	5,215	5,546,424

Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	17,145	17,596,864
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	15,486	15,686,151
Gtd. Notes, 144A(a)	7.125	07/01/33	9,670	9,812,855
Gtd. Notes, 144A	8.250	01/15/32	13,750	14,430,019

Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	6.625	01/15/34	14,820	15,208,158
NFE Financing LLC, Sr. Sec’d. Notes, 144A, MTN	12.000	11/15/29	33,715	8,533,992
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	19,045	18,667,969
Sr. Unsec’d. Notes, 144A	4.950	07/15/29	148	148,089
Sr. Unsec’d. Notes, 144A	6.750	03/15/33	11,035	11,582,939
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	50,343	52,459,131
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,611	1,745,243
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	46,567	46,555,482
Gtd. Notes, 144A	6.000	12/31/30	10,702	10,698,726
Gtd. Notes, 144A	6.000	09/01/31	14,603	14,449,524

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.750%	03/15/34		12,810	$12,828,192
Sr. Unsec’d. Notes, 144A	7.375	02/15/29		21,114	21,898,621
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		19,005	17,871,099
Sr. Sec’d. Notes, 144A	4.125	08/15/31		12,765	11,713,099
Sr. Sec’d. Notes, 144A	6.250	01/15/30		17,650	17,834,802
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)		43,052	36,591,322
Sr. Sec’d. Notes, 144A(a)	7.000	01/15/30		11,445	11,232,611
Sr. Sec’d. Notes, 144A(a)	8.125	06/01/28		3,895	3,989,237
Sr. Sec’d. Notes, 144A(a)	9.500	02/01/29		63,142	66,726,599
Sr. Sec’d. Notes, 144A(a)	9.875	02/01/32		48,825	50,840,548
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34		13,770	14,248,973
Sr. Sec’d. Notes, 144A	6.750	01/15/36		18,070	18,949,782
Sr. Sec’d. Notes, 144A(a)	7.500	05/01/33		21,236	23,187,417
Sr. Sec’d. Notes, 144A	7.750	05/01/35		23,834	26,566,223
					649,548,951
Real Estate 0.8%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30		8,195	8,562,878
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30		419	444,766
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29		40,035	38,908,233
Gtd. Notes, 144A(a)	4.375	02/01/31		35,767	34,202,819
Gtd. Notes, 144A	5.375	08/01/28		40,335	40,400,534

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		54,871	53,630,375
					176,149,605
Real Estate Investment Trusts (REITs) 2.5%
Arbor Realty SR, Inc., Sr. Unsec’d. Notes, 144A	7.875	07/15/30		11,600	11,651,524
Brandywine Operating Partnership LP,
Gtd. Notes	6.125	01/15/31		16,210	16,037,415
Gtd. Notes(a)	8.875	04/12/29		4,500	4,874,759
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		30,244	26,665,635
Sr. Sec’d. Notes, 144A	7.250	10/15/30		8,370	8,497,006
Sr. Unsec’d. Notes	4.750	02/15/28		34,754	33,354,114
Millrose Properties, Inc.,
Gtd. Notes, 144A	6.250	09/15/32		19,295	19,513,651
Gtd. Notes, 144A	6.375	08/01/30		28,155	28,749,306
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	0.993	10/15/26	EUR	1,000	1,101,497
Gtd. Notes	3.500	03/15/31		64,211	47,150,730
Gtd. Notes	4.625	08/01/29		7,075	5,966,221
Sr. Sec’d. Notes, 144A	8.500	02/15/32		7,525	7,969,164
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		15,125	15,473,720
Sr. Sec’d. Notes, 144A	4.875	05/15/29		6,100	5,926,057
Sr. Sec’d. Notes, 144A	5.875	10/01/28		6,400	6,407,380
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		3,310	3,307,244
Gtd. Notes, 144A	4.500	02/15/29		7,700	7,594,849
Gtd. Notes, 144A(a)	6.500	04/01/32		35,620	36,890,376

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Rithm Capital Corp.,
Sr. Unsec’d. Notes, 144A	8.000%	04/01/29		3,950	$4,036,455
Sr. Unsec’d. Notes, 144A(a)	8.000	07/15/30		18,406	18,771,207

SBA Communications Corp., Sr. Unsec’d. Notes(a)	3.125	02/01/29		13,545	12,942,299
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28		18,277	18,411,395
Sr. Unsec’d. Notes, 144A(a)	4.375	01/15/27		9,700	9,645,297
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		6,135	6,323,542
Sr. Unsec’d. Notes, 144A(a)	6.500	07/01/30		14,125	14,796,395
Sr. Unsec’d. Notes, 144A(a)	6.500	10/15/30		19,317	20,187,353
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		20,795	22,068,469
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A	6.500	02/15/29		35,578	33,981,872
Gtd. Notes, 144A	8.625	06/15/32		17,270	16,704,812
Sr. Sec’d. Notes, 144A	4.750	04/15/28		25,866	25,444,176
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26		4,950	4,952,321
Gtd. Notes, 144A	4.625	12/01/29		36,481	36,305,466
					531,701,707
Retail 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		91,917	87,609,769
Sr. Sec’d. Notes, 144A	3.875	01/15/28		8,583	8,480,776

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		33,507	27,957,245
Brinker International, Inc., Gtd. Notes, 144A	8.250	07/15/30		26,071	27,674,682
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		94,424	98,709,410
Sr. Sec’d. Notes, 144A	9.000	06/01/31		112,793	127,134,171
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	7,400	9,292,408
Sr. Sec’d. Notes, 144A	12.000	11/30/28		12,149	13,201,346

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes, 144A	6.750	01/15/30		84,761	79,128,750
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.625	10/01/29		3,635	3,452,996
Gtd. Notes, 144A	3.875	10/01/31		46,999	43,736,316
LBM Acquisition LLC,
Gtd. Notes, 144A	6.250	01/15/29		42,935	38,349,580
Sr. Sec’d. Notes, 144A	9.500	06/15/31		15,805	16,287,550

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		38,586	38,001,365
Lithia Motors, Inc.,
Gtd. Notes, 144A	5.500	10/01/30		14,140	14,231,274
Sr. Unsec’d. Notes, 144A	3.875	06/01/29		20,725	19,939,432
Park River Holdings, Inc.,
Sec’d. Notes, 144A	8.750	12/31/30		34,149	33,499,320
Sr. Sec’d. Notes, 144A(a)	8.000	03/15/31		20,915	21,631,204

QXO Building Products, Inc., Sr. Sec’d. Notes, 144A	6.750	04/30/32		8,780	9,192,482
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	6.750	03/01/32		18,223	19,093,063
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27		33,961	34,015,259
Sr. Unsec’d. Notes, 144A	5.000	06/01/31		19,757	18,969,070

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A(a)	4.500%	03/15/29		23,615	$22,800,283
White Cap Supply Holdings LLC, Gtd. Notes, 144A	7.375	11/15/30		7,492	7,639,393
					820,027,144
Software 0.4%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		297	293,971
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		24,745	22,379,548
Gtd. Notes, 144A(a)	9.250	06/01/30		59,930	55,306,995

SS&C Technologies, Inc., Gtd. Notes, 144A(a)	5.500	09/30/27		15,200	15,206,031
					93,186,545
Telecommunications 4.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	5.000	01/15/28		23,380	15,620,762
Sr. Sec’d. Notes, 144A	5.750	08/15/29		31,175	20,809,312
Sr. Sec’d. Notes, 144A	9.625	07/15/27		30,788	24,553,430
Altice France SA (France),
Sr. Sec’d. Notes, 144A	6.875	10/15/30(d)		25,614	25,286,441
Sr. Sec’d. Notes, 144A	6.875	07/15/32(d)		30,099	29,309,253
Sr. Sec’d. Notes, 144A	9.500	11/01/29(d)		44,583	45,889,773

Cipher Compute LLC, Sr. Sec’d. Notes, 144A(a)	7.125	11/15/30		7,840	7,966,033
Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	9.000	09/15/29		15,855	16,841,815
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30		8,311	831
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30		14,848	15

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		47,250	48,238,706
EchoStar Corp.,
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%(x)	6.750	11/30/30		38,448	39,935,665
Sr. Sec’d. Notes(x)	10.750	11/30/29		44,900	49,502,250
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		15,425	15,657,871
Sec’d. Notes, 144A	6.000	01/15/30		59,543	60,489,822
Sec’d. Notes, 144A	6.750	05/01/29		25,500	25,764,123
Sr. Sec’d. Notes, 144A	5.000	05/01/28		102,385	102,914,743
Sr. Sec’d. Notes, 144A	5.875	10/15/27		43,589	43,653,483
Sr. Sec’d. Notes, 144A(a)	8.750	05/15/30		3,329	3,476,446
Iliad Holding SAS (France),
Sr. Sec’d. Notes	5.625	10/15/28	EUR	2,600	3,055,949
Sr. Sec’d. Notes, 144A	7.000	10/15/28		49,040	49,714,300
Sr. Sec’d. Notes, 144A	7.000	04/15/32		18,000	18,513,180
Sr. Sec’d. Notes, 144A	8.500	04/15/31		10,550	11,330,278
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29		3,100	2,744,673
Sec’d. Notes, 144A	4.000	04/15/31		12,239	10,799,529
Sec’d. Notes, 144A	4.500	04/01/30		19,230	17,770,134
Sec’d. Notes, 144A	4.875	06/15/29		19,778	18,916,939
Sr. Sec’d. Notes, 144A	6.875	06/30/33		39,825	40,605,919
Sr. Sec’d. Notes, 144A	7.000	03/31/34		67,105	68,819,668

Sable International Finance Ltd. (Panama), Sr. Sec’d. Notes, 144A	7.125	10/15/32		19,659	19,825,905

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Capital Corp.,
Gtd. Notes	6.875%	11/15/28	8,771	$9,451,287
Gtd. Notes	8.750	03/15/32	33,453	40,729,163

Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)(x)	6.750	01/15/33	5,495	5,465,492
Windstream Services LLC, Sr. Sec’d. Notes, 144A(a)	7.500	10/15/33	16,185	16,499,931
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	8.250	10/01/31	42,930	44,627,452
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	11,205	11,870,353
				966,650,926
Transportation 0.3%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	13,700	13,968,537
Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30	32,920	31,483,877
XPO, Inc.,
Gtd. Notes, 144A(a)	7.125	06/01/31	4,825	5,040,145
Gtd. Notes, 144A(a)	7.125	02/01/32	4,700	4,946,528
Sr. Sec’d. Notes, 144A(a)	6.250	06/01/28	6,875	7,024,533
				62,463,620

Total Corporate Bonds (cost $16,531,047,314)				16,492,661,995
Floating Rate and Other Loans 5.8%
Airlines 0.0%
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	5,693	5,735,194
Auto Parts & Equipment 0.5%
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	05/06/30	5,671	5,673,198
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32	27,175	27,158,016

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	66,037	660,374
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28	52,653	51,346,166
Term B Loan, 3 Month SOFR + 5.100%	9.064(c)	11/17/28	12,705	12,411,197
				97,248,951
Building Materials 0.1%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30	11,500	10,939,375
Quikrete Holdings, Inc., Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/10/32	5,746	5,750,866
				16,690,241
Chemicals 0.4%
Cornerstone Chemical Co., Initial New Money Term Loan, 3 Month SOFR + 4.500%^	8.500(c)	05/07/29	17,054	17,053,935
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	16,229	15,661,319

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773%(c)	12/16/31		22,847	$19,952,708
Venator Finance Sarl,
Initial First Out Term Loan^	13.894	12/31/25(d)		21,794	16,345,528
Term Loan^	13.905	10/12/28(d)		31,072	621,430

Venator Materials LLC, First Out Term B Loan^	14.002	07/16/26(d)		21,913	16,435,122
					86,070,042
Commercial Services 0.2%
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32		15,475	15,529,859
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30		15,230	15,217,534
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30		14,575	13,846,183
					44,593,576
Computers 0.4%
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32		22,750	22,334,813
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29		33,713	31,064,776
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29		14,987	15,010,076
NCR Atleos LLC, Term A Loan, 3 Month SOFR + 2.500%	6.340(c)	10/16/28		7,902	7,842,488
					76,252,153
Cosmetics/Personal Care 0.1%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.500%	8.467(c)	02/23/29	GBP	11,625	15,323,891
Distribution/Wholesale 0.1%
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.002(c)	06/20/31		13,490	13,275,182
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 5.500%^	9.502(c)	07/20/28		3,992	3,912,230
Forest Products & Paper 0.0%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31		8,708	8,533,554
Healthcare-Services 0.0%
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.682(c)	05/16/31		4,218	4,226,561
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30		18,542	18,366,519
Household Products/Wares 0.0%
Kronos Acquisition Holdings, Inc. (Canada), Initial Loan 2024, 3 Month SOFR + 4.000%	8.002(c)	07/08/31		10,880	7,017,277

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Housewares 0.1%
SWF Holdings I Corp.,
Tranche Term A-1 Loan, 1 Month SOFR + 4.500%	8.416%(c)	12/18/29		4,443	$4,410,024
Tranche Term A-2 Loan, 1 Month SOFR + 4.114%	8.030(c)	10/06/28		9,438	6,842,700
					11,252,724
Insurance 0.6%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30		57,304	57,196,962
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32		3,465	3,461,072
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.364%	9.280(c)	01/20/29		33,945	31,731,514
New Term B-12 Loan, 1 Month SOFR + 4.250%	8.166(c)	09/19/30		22,029	21,725,757
					114,115,305
Internet 0.1%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.959(c)	11/30/27		6,709	6,717,069
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		17,158	10,180,336
					16,897,405
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month SOFR + 6.250% (Cap N/A , Floor 0.000%)^	6.250(c)	10/31/29		32,598	45,605,679
Leisure Time 0.3%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.000%^	8.916(c)	07/10/32		20,647	20,477,955
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	7.412(c)	01/30/32	EUR	36,900	42,067,619
					62,545,574
Machinery-Diversified 0.1%
Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.858(c)	12/21/29		13,306	13,472,177
Media 1.0%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%^	8.905(c)	10/31/27		54,913	43,930,132
CSC Holdings LLC, September 2019 Term Loan, PRIME + 1.500%	8.750(c)	04/15/27		17,713	15,724,800
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	9.079(c)	09/25/29		183,985	134,768,768
Term Loan	—(p)	06/26/29		1,874	1,852,654
Term Loan	—(p)	06/26/29		5,621	5,557,962
					201,834,316
Metal Fabricate/Hardware 0.3%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		3,980	4,016,497
Initial Term Loan, 3 Month SOFR + 6.500%^	10.502(c)	04/23/30		67,335	67,952,058
					71,968,555

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Oil & Gas 0.0%
Hilcorp Energy I LP, Term B Loan, 1 Month SOFR + 2.000%	5.959%(c)	02/11/30	9,302	$9,298,124
Packaging & Containers 0.0%
LABL, Inc., Initial Dollar Term Loan, 1 Month SOFR + 5.000%	8.940(c)	10/29/28	1,450	1,000,500
Software 0.1%
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.280(c)	07/14/28	35,702	28,472,366
Telecommunications 1.1%
Altice France SA (France), New USD Term B-14 Loan, 3 Month SOFR + 6.875%	10.860(c)	05/31/31	6,093	6,100,326
Connect Finco Sarl (United Kingdom), Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%	8.416(c)	09/27/29	14,215	14,114,337
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 1 Month SOFR + 5.250%	9.234(c)	08/31/32	39,820	39,421,800
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	25,558	25,613,921
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	77,130	76,647,605
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	29,552	29,367,788

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.614%	8.574(c)	05/30/30	16,339	16,137,171
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.030(c)	10/24/29	8,518	7,893,012
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	33,364	22,938,078
				238,234,038

Total Floating Rate and Other Loans (cost $1,359,587,732)				1,211,942,134
U.S. Treasury Obligations 8.3%
U.S. Treasury Notes(k)	2.500	03/31/27	10,750	10,599,668
U.S. Treasury Notes(k)	2.625	05/31/27	100,565	99,213,658
U.S. Treasury Notes	3.500	09/30/27	102,670	102,637,916
U.S. Treasury Notes	3.500	10/31/27	123,975	123,945,943
U.S. Treasury Notes	3.625	08/31/27	255,500	255,919,180
U.S. Treasury Notes	3.750	06/30/27	37,375	37,493,257
U.S. Treasury Notes	3.875	03/31/27	115,000	115,426,758
U.S. Treasury Notes	3.875	05/31/27	119,000	119,548,515
U.S. Treasury Notes(k)	3.875	11/30/27	301,400	303,530,992
U.S. Treasury Notes	3.875	04/30/30	120,000	121,471,875
U.S. Treasury Notes	4.000	03/31/30	134,475	136,754,771
U.S. Treasury Notes	4.000	05/31/30	115,000	117,003,516
U.S. Treasury Notes(h)	4.250	05/15/35	122,650	125,237,148
U.S. Treasury Notes	4.625	06/30/26	48,000	48,236,250
U.S. Treasury Notes	4.875	05/31/26	15,000	15,078,516

Total U.S. Treasury Obligations (cost $1,721,225,310)				1,732,097,963

Shares
Affiliated Exchange-Traded Funds 0.8%
PGIM AAA CLO ETF	3,100,500	159,520,725

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Shares	Value
Affiliated Exchange-Traded Funds (Continued)

PGIM Active High Yield Bond ETF	492,000	$17,507,820

Total Affiliated Exchange-Traded Funds (cost $176,297,605)(wa)		177,028,545
Common Stocks 1.9%
Chemicals 0.3%
Cornerstone Chemical Co.*^(x)	1,010,075	5,050,375
TPC Group, Inc.*	2,374,523	47,490,460
Venator Materials PLC*^(x)	82,538	8
		52,540,843
Containers & Packaging 0.0%
Ardagh Packaging Finance PLC Equity, 144A^	172,096	860,480
Electric Utilities 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	195,390	5,861,700
Keycon Power Holdings LLC*^	788,740	22,849,798
		28,711,498
Gas Utilities 0.3%
Ferrellgas Partners LP (Class B Stock)*(x)	402,445	63,137,182
Interactive Media & Services 0.1%
Diamond Sports Group LLC*(x)	2,401,128	9,203,524
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	179,317	21,864,122
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	23,599	1,569,333
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	846,791	56,311,601
Heritage Power LLC, Litigation Trust Interests*^	617,491	308,746
		80,053,802
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	12,419	124
Wireless Telecommunication Services 0.7%
Altice France SA (France)	433,920	7,933,383
Digicel International Finance Ltd. (Jamaica)*(x)	7,820,619	141,748,719
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	2,875,253	5,657,420
Xplore, Inc. (Canada), CVR*^	148,949	15
		155,339,537

Total Common Stocks (cost $299,112,179)		389,846,990
Preferred Stocks 0.7%
Electronic Equipment, Instruments & Components 0.7%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^(x)	133,666	133,666,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	509,750	6,279,814

Total Preferred Stocks (cost $131,444,078)		139,945,814

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals 0.0%
Ashland, Inc., expiring 03/31/29	230	$—
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	4,490,907	45

Total Warrants (cost $0)		45

Total Long-Term Investments (cost $20,352,550,418)		20,278,299,288

	Shares
Short-Term Investments 8.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wa)	338,028,272	338,028,272
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $1,510,702,652; includes $1,505,818,762 of cash collateral for securities on loan)(b)(wa)	1,511,796,118	1,510,737,861

Total Short-Term Investments (cost $1,848,730,924)		1,848,766,133

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.8% (cost $22,201,281,342)		22,127,065,421
Option Written*~ (0.0)%
(premiums received $844,387)		(255,118)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 105.8% (cost $22,200,436,955)		22,126,810,303
Liabilities in excess of other assets(z) (5.8)%		(1,203,716,427)

Net Assets 100.0%		$20,923,093,876

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IBEX—Spanish Stock Index
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $493,474,557 and 2.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,478,280,318; cash collateral of $1,505,818,762 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
1261229 BC Ltd., Sr. Sec’d. Notes, 144A, 10.000%, 04/15/32	03/25/25	$30,385,000	$31,465,794	0.2%
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 01/30/28	04/24/20-08/26/22	13,667,403	15,358,883	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.000%, 02/15/29	05/25/21-10/14/22	21,509,285	27,427,056	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 01/30/30	04/24/20-04/13/23	75,844,498	67,357,830	0.3
Bausch Health Cos., Inc., Gtd. Notes, 144A, 5.250%, 02/15/31	07/01/21-02/04/22	16,687,083	12,081,055	0.1
Bausch Health Cos., Inc., Gtd. Notes, 144A, 6.250%, 02/15/29	09/09/22	2,239,770	5,438,162	0.0
Bausch Health Cos., Inc., Gtd. Notes, 144A, 7.000%, 01/15/28	05/09/19-10/08/19	11,180,401	10,314,253	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 4.875%, 06/01/28	10/08/24-10/23/24	20,583,975	24,249,039	0.1
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A, 11.000%, 09/30/28	10/07/24-10/08/24	7,786,689	8,933,381	0.1
Baytex Energy Corp. (Canada), Gtd. Notes, 144A, 7.375%, 03/15/32	07/23/25-07/30/25	1,516,275	1,605,675	0.0
Cornerstone Chemical Co.*^	12/06/23	19,191,425	5,050,375	0.0
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	19,777,519	20,349,584	0.1
Diamond Sports Group LLC*	01/02/25	6,286,674	9,203,524	0.1
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	45	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	831	831	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	1,485	15	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	1,801,681	6,279,814	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	9,493,627	141,748,719	0.7
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	47,250,000	48,238,706	0.2
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	01/04/22-07/08/22	13,396,033	13,992,654	0.1
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	07/08/22-05/09/23	5,846,739	8,885,934	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	03/02/18-04/11/22	175,371,934	171,337,904	0.8
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-05/15/23	32,260,099	33,233,596	0.2
EchoStar Corp., Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 6.750%, 6.750%, 11/30/30	01/23/25-05/28/25	34,151,406	39,935,665	0.2
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/14/25-10/21/25	46,505,031	49,502,250	0.2
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	03/29/21-02/09/22	133,723,000	133,666,000	0.6
Ferrellgas Partners LP (Class B Stock)*	03/31/10-10/04/21	105,601,233	63,137,182	0.3
Kronos Acquisition Holdings, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 10.750%, 06/30/32	06/27/24-09/03/25	48,607,625	22,627,460	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 5.875%, 11/01/28	10/22/21-02/15/22	18,541,939	12,935,202	0.1
LABL, Inc., Sr. Sec’d. Notes, 144A, 8.625%, 10/01/31	09/25/24	13,264,000	8,053,789	0.0
LABL, Inc., Sr. Sec’d. Notes, 144A, 9.500%, 11/01/28	03/28/23	7,750,000	5,386,366	0.0
LABL, Inc., Sr. Unsec’d. Notes, 144A, 10.500%, 07/15/27	01/21/22-10/21/25	42,039,870	27,722,199	0.1
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A, 7.875%, 04/15/30	11/26/25	44,391,386	43,877,014	0.2
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, 5.750%, 12/31/30	08/17/21-07/21/25	31,816,658	31,420,762	0.2
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%, 11.500%, 12/31/30	08/17/21-07/30/25	21,234,740	23,239,741	0.1
Venator Materials PLC*^	12/21/23	134,882,407	8	0.0

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 5.500%, 05/15/29	07/03/24-10/21/25	$39,330,995	$40,852,980	0.2%
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 6.750%, 01/15/33(a)	10/07/25	5,495,000	5,465,492	0.0
Total		$1,259,413,716	$1,170,374,939	5.6%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $1,327,474)^	1,347	$1,335,519	$8,045	$—
ClubCorp Holdings, Inc., Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $2,212,457)^	2,244	2,225,864	13,407	—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $6,000,000)^	6,000	6,055,020	55,020	—
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $7,660,911)	7,603	7,717,395	56,484	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $5,924,465)	5,924	5,880,032	—	(44,433)
		$23,213,830	$132,956	$(44,433)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	01/21/26	$102.50	5.00%(Q)	CDX.NA.HY.45.V1(Q)	125,280		$(255,118)
(premiums received $844,387)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,750	2 Year U.S. Treasury Notes	Mar. 2026	$574,363,284	$430,295
154	5 Year Euro-Bobl	Mar. 2026	20,896,465	(8,957)
7,158	5 Year U.S. Treasury Notes	Mar. 2026	785,702,380	1,775,327
8,022	10 Year U.S. Treasury Notes	Mar. 2026	909,243,563	4,166,964
475	20 Year U.S. Treasury Bonds	Mar. 2026	55,782,813	502,841
73	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	8,828,438	93,166
3	Euro Schatz Index	Mar. 2026	372,385	(20)
233	IBEX 35 Index	Mar. 2026	41,937,670	379,232
				7,338,848
Short Position:
110	10 Year Euro-Bund	Mar. 2026	16,492,171	13,939
				$7,352,787
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	CITI	GBP	56,678	$74,202,311	$75,023,974	$821,663	$—
Expiring 12/02/25	HSBC	GBP	4,810	6,293,060	6,366,583	73,523	—

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 12/02/25	MSI	EUR	88,991	$102,543,999	$103,282,949	$738,950	$—
				$183,039,370	$184,673,506	1,634,136	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	JPM	GBP	61,487	$82,060,041	$81,390,558	$669,483	$—
Expiring 01/09/26	CITI	GBP	56,678	74,202,935	75,024,184	—	(821,249)
Euro,
Expiring 12/02/25	GSI	EUR	20,342	23,515,372	23,608,836	—	(93,464)
Expiring 12/02/25	MSI	EUR	68,649	80,062,515	79,674,112	388,403	—
Expiring 01/09/26	MSI	EUR	88,991	102,770,391	103,500,242	—	(729,851)
				$362,611,254	$363,197,932	1,057,886	(1,644,564)
						$2,692,022	$(1,644,564)
Credit default swap agreement outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	1,021,390	3.227%	$72,761,228	$85,981,941	$13,220,713
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM High Yield Fund

PGIM High Yield Fund
Schedule of Investments as of November 30, 2025 (unaudited) (continued)
Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	(145,670)	$(8,812,236)	$—	$(8,812,236)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	(12,270)	(909,547)	—	(909,547)
					$(9,721,783)	$—	$(9,721,783)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).